Document And Entity Information	Apr. 24, 2024
Document Information [Line Items]
Entity, Registrant Name	AMES NATIONAL CORPORATION
Document, Type	8-K
Document, Period End Date	Apr. 24, 2024
Entity, Incorporation, State or Country Code	IA
Entity, File Number	0-32637
Entity, Tax Identification Number	42-1039071
Entity, Address, Address Line One	405 FIFTH STREET
Entity, Address, City or Town	AMES
Entity, Address, State or Province	IA
Entity, Address, Postal Zip Code	50010
City Area Code	515
Local Phone Number	232-6251
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ATLO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001132651